Trade and other payables (Details) - USD ($)	May 31, 2026	Aug. 31, 2025
Trade and other payables
Trade payables	$ 7,992,184	$ 8,050,660
Related party interest payable [note 16]	27,255	6,058
Sales taxes payable	115,949
Salaries, vacation and other employee benefits payables	204,284	551,072
Trade and other payables	$ 8,339,672	$ 8,607,790